Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities (Details) - USD ($)		Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Mar. 01, 2025	Sep. 24, 2024
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued service fee payable	[1]	$ 1,040,000
Boustead Securities, LLC (“Boustead”) [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments						$ 1,000,000
First Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments						$ 250,000
Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments					$ 500,000
Final Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued payments			$ 250,000

[1]	On April 20, 2025, the Company entered into a framework agreement with a consulting firm. Pursuant to the agreement, the consulting firm provides consulting and professional services to the Company. Fees are settled based on delivery milestones stipulated in the underlying contracts with customers and recognized according to the actual project completion progress. As of January 31, 2026, the Company has accrued service fee payable of $1,040,000.